Shareholders’ Equity (Tables)	9 Months Ended	12 Months Ended
	Sep. 30, 2023	Dec. 31, 2022
Shareholders’ Equity [Abstract]
Schedule of Share Based Compensation

For the periods ended September 30, 2023 and 2022, the Company recorded share based compensation as follows:

	Three-Month Period		Nine-Month Period
	September 30, 2023	September 30, 2022	September 30, 2023	September 30, 2022
Shared-Based Compensation:
Cost of Sales	$5,288	$11,740	$17,455	$48,842
Technology and development	13,386	13,386	40,158	46,348
Sales, general and administrative	117,460	330,142	386,255	1,642,800
Total	$136,134	$355,268	$443,868	$1,737,990
Share-based compensation related to Equity Plans was allocated as follows:
Cost of sales	$62,099
Technology and development	59,734
Sales, general and administrative	2,179,902
Total	$2,301,735
Cost of sales	$7,940
Technology and development	19,226
Sales, general and administrative	3,860,686
Total	$3,887,852

Schedule of Equity Incentive Plans	13,744,376 options have been authorized under the Equity Incentive Plans as follows:
Options Authorized
2016 Plan	1,139,544
2017 Plan	604,832
2021 Plan	12,000,000
13,744,376

Schedule of Weighted Average Assumptions Used to Value Options Granted to Employees	The fair value of options on the date of grant was estimated based on the Black-Scholes option pricing model. The weighted average assumptions used to value options granted to employees and warrants to contractors for the twelve-month period ending December 31, 2021, was as follows:
Risk-free Interest rate	0.27% – 2.92%
Expected Term at Issuance	5 – 7 years utilizing the practical expedient method in accordance with ASC 718
Volatility	61.7% (The Company used an average volatility of comparable entities, to develop an estimate of expected volatility.)
Dividend Rate	0
Risk-free Interest rate	2.8%
Expected Term at Issuance	5 – 7 years utilizing the practical expedient method in accordance with ASC 718
Volatility	63.9% (The Company used an average volatility of comparable entities, to develop an estimate of expected volatility.)
Dividend Rate	0
Risk-free Interest rate	1.64%
Expected Term at Issuance	6.4 – 8.2 years
Volatility	69.2%
Dividend Rate	0
Risk-free Interest rate	1.64%
Expected Term at Inducement date	6.4 – 8.2 years
Volatility	69.2%
Dividend Rate	0

Schedule of Common Stock Option Award Activity	The following table summarizes common stock option and warrant award activity:
	Options	Weighted Average Exercise Price	Remaining Life	Aggregate Intrinsic Value for the Activity During the Years
Balance, January 1, 2021	1,574,126	$2.71	5.0	—
Granted	1,607,500	4.33	10.0
Exercised	(65,000)
(Forfeiture)	—
Balance, December 31, 2021	3,116,626	$4.44	7.0
Exercisable, December 31, 2021	2,405,534	$3.25	6.3

Balance, January 1, 2022	3,116,626	$4.44	7.0
Granted	517,500
Exercised	(6,060)
(Forfeiture)	(555,000)
Balance, December 31, 2022	3,073,066	$5.22	6.0
Exercisable, December 31, 2022	2,711,448	$3.40	7.1